Earnings Per Share	6 Months Ended
Sep. 30, 2011
Earnings Per Share (Abstract)
Earnings Per Share

10. Earnings per share:

A reconciliation of the amounts and the numbers used in the basic and diluted earnings per share ("EPS") computations is as follows:

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Six months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥3,373	¥(28,321)	$(368)
Weighted average number of shares outstanding	3,651,306,836	3,627,116,186
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

Diluted—
Net income (loss) attributable to NHI shareholders	¥3,370	¥(28,326)	$(368)
Weighted average number of shares outstanding	3,665,662,592	3,626,187,054
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Three months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥1,051	¥(46,092)	$(598)
Weighted average number of shares outstanding	3,636,764,297	3,645,882,160
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.64)	$(0.16)

Diluted—
Net income (loss) attributable to NHI shareholders	¥1,048	¥(46,096)	$(598)
Weighted average number of shares outstanding	3,648,578,821	3,643,409,618
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.65)	$(0.16)

Net income (loss) attributable to NHI shareholders is adjusted to reflect the decline in Nomura's equity share of earnings of affiliates for the six and three months ended September 30, 2010 and for the six and three months ended September 30, 2011, respectively, arising from options to purchase common shares issued by affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS in the six months ended September 30, 2010. The weighted average number of shares used in the calculation of diluted EPS reflects the decrease in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS in the six months ended September 30, 2011.

Antidilutive stock options to purchase 59,622,300 common shares and 70,336,500 common shares for the six and three months ended September 30, 2010, respectively, were not included in the computation of diluted EPS. Antidilutive stock options to purchase 103,395,500 common shares and 101,183,700 common shares for the six and three months ended September 30, 2011, respectively, were not included in the computation of diluted EPS.

On July 1, 2011, Nomura issued 103,429,360 common shares in accordance with NLB becoming a wholly owned subsidiary of Nomura. See Note 8, "Business combinations" for more information.